Fair value of financial assets and liabilities - Additional Information (Details)	12 Months Ended
Dec. 31, 2025
Disclosure of fair value measurement [Abstract]
Description of accounting policy for recognising difference between fair value at initial recognition and amount determined using valuation technique	In case some variables to measure fair values of financial instruments are not observable in the market, valuation techniques are utilized to evaluate such financial instruments. Those financial instruments are recorded as the transaction price at the time of acquisition, even though there are difference noted between the transaction price and the fair value. The table above presents the difference yet to be realized as profit or losses as of December 31, 2024 and 2025.